Fair Value Measurements - Fair Value Measurement on Company's Assets and Liabilities (Detail) - Recurring [Member] - USD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	$ 131,316	$ 385,197
Derivative financial instruments, net	(27,842)	27,352
Other liabilities	(37,954)	(21,972)
Total	65,520	390,577
Corporate Bonds [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	47,531	98,385
U.S. Government Treasuries [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	23,258	84,363
U.S. Agency Securities [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	16,033	60,646
Money Market Funds [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	30,883	52,504
Asset Backed Obligations [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	9,177	47,074
Commercial Paper and Certificates of Deposit [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments		33,448
Supranational and Sovereign Debt [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	4,434	8,777
Level 1 [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	54,141	136,867
Total	54,141	136,867
Level 1 [Member] | U.S. Government Treasuries [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	23,258	84,363
Level 1 [Member] | Money Market Funds [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	30,883	52,504
Level 2 [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	77,175	248,330
Derivative financial instruments, net	(27,842)	27,352
Total	49,333	275,682
Level 2 [Member] | Corporate Bonds [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	47,531	98,385
Level 2 [Member] | U.S. Agency Securities [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	16,033	60,646
Level 2 [Member] | Asset Backed Obligations [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	9,177	47,074
Level 2 [Member] | Commercial Paper and Certificates of Deposit [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments		33,448
Level 2 [Member] | Supranational and Sovereign Debt [Member]
Available-for-sale securities:
Fair value, Measured on recurring basis, Investments	4,434	8,777
Level 3 [Member]
Available-for-sale securities:
Other liabilities	(37,954)	(21,972)
Total	$ (37,954)	$ (21,972)